CONCESSION ARRANGEMENTS RIGHTS (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired	40.00%
Concesionaria Nueva Via Al Mar S.A.S. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired	40.00%
Concesionaria Vial Del Pacifico S.A.S. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired	40.00%
Corficolombiana S.A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Increase In Financial Asset Granted At Amortized Cost	$ 396,467
Service concession arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at amortised cost		$ 111,432